SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Long-Term Municipal Bonds — 93.4%
	Alabama — 7.5%
	Alabama Community College System (BAM), 5.00% due 10/1/2045	$1,830,000	$1,948,090
	Alabama Housing Finance Authority (FHLMC, FNMA, GNMA), Series B, 5.05% due 10/1/2045	1,340,000	1,403,146
	Alabama State University (AG), 5.50% due 9/1/2045	500,000	561,716
	Black Belt Energy Gas District (Guaranty: Bank of America Corp.), Series C, 5.25% due 6/1/2036	7,300,000	7,864,312
	Black Belt Energy Gas District (Guaranty: BP plc),
[a]	Series D, 5.00% due 3/1/2055 (put 11/1/2034)	12,500,000	13,323,137
[a]	Series E, 5.00% due 12/1/2055 (put 5/1/2035)	4,500,000	4,792,685
	Series J, 5.00% due 11/1/2036	2,000,000	2,101,172
	Black Belt Energy Gas District (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series B, 5.00% due 10/1/2055 (put 9/1/2032)	530,000	555,357
[a]	Series C, 5.50% due 10/1/2054 (put 6/1/2032)	1,000,000	1,077,415
	Series G, 5.00% due 10/1/2035	6,745,000	7,098,512
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series C-1, 5.25% due 2/1/2053 (put 6/1/2029)	4,000,000	4,166,580
	Black Belt Energy Gas District (Guaranty: Pacific Life Insurance Co.), Series F, 5.00% due 12/1/2035	3,000,000	3,170,151
[a]	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series B, 5.25% due 12/1/2053 (put 12/1/2030)	1,375,000	1,478,646
	Black Belt Energy Gas District (Guaranty: The PNC Financial Services Group, Inc.), Series A, 5.00% due 12/1/2034	7,000,000	7,394,772
	City of Gadsden (BAM) GO, Series A, 5.00% due 10/1/2045	600,000	656,135
	Energy Southeast A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 11/1/2035	3,500,000	3,697,512
[a]	Energy Southeast A Cooperative District (Guaranty: Morgan Stanley Group), Series B, 5.25% due 7/1/2054 (put 6/1/2032)	3,110,000	3,339,509
	Homewood Educational Building Authority (CHF - Horizons I LLC), Series A, 5.50% due 10/1/2042 - 10/1/2044	3,195,000	3,401,675
[a]	Southeast Alabama Gas Supply District (Guaranty: Morgan Stanley Group), 5.00% due 6/1/2049 (put 5/1/2032)	625,000	658,217
[a]	Southeast Alabama Gas Supply District (Guaranty: Pacific Life Insurance Co.), Series A, 5.00% due 8/1/2054 (put 4/1/2032)	5,000,000	5,292,070
	Southeast Energy Authority A Cooperative District (Guaranty: Deutsche Bank AG), Series A, 5.00% due 11/1/2035	6,080,000	6,343,878
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Morgan Stanley Group), Series A-1, 5.50% due 1/1/2053 (put 12/1/2029)	4,500,000	4,783,986
[a]	Southeast Energy Authority A Cooperative District (Guaranty: Royal Bank of Canada), Series B, 5.00% due 1/1/2054 (put 6/1/2030)	5,000,000	5,274,715
	UAB Medicine Finance Authority (UAB Medicine Obligated Group), Series B, 5.00% due 9/1/2034	5,430,000	5,444,161
	Alaska — 0.1%
	State of Alaska International Airports System AMT, Series C, 5.00% due 10/1/2029	750,000	798,860
	Arizona — 1.8%
[b]	Arizona (Academies of Math & Science Obligated Group) IDA, Series A, 5.25% due 7/1/2046	750,000	753,797
	Arizona (FHLMC, FNMA, GNMA) IDA, Series A, 5.00% due 10/1/2045	1,000,000	1,036,701
[a]	Chandler (Intel Corp.) IDA AMT, 4.00% due 6/1/2049 (put 6/1/2029)	6,920,000	6,989,795
	City of Phoenix Civic Improvement Corp. (Phoenix Airport Revenue) AMT, Series A, 5.00% due 7/1/2031	2,200,000	2,241,430
	City of Tucson IDA, Series 2025-21FN Class PT, 4.625% due 6/1/2044	1,800,000	1,817,706
	County of Pima (TMC HealthCare Obligated Group) IDA, Series A, 4.00% due 4/1/2041	1,000,000	995,233
	Maricopa County & Phoenix (GNMA) IDA, Series A, 4.55% due 9/1/2045	1,235,000	1,232,101
	Maricopa County (HonorHealth Obligated Group) IDA, Series A, 5.00% due 9/1/2042	2,000,000	2,044,210
	Maricopa County (Legacy Traditional School Obligated Group) IDA, Series A, 5.25% due 7/1/2045	1,550,000	1,572,438
	Salt River Project Agricultural Improvement & Power District,
	Series A,
	4.00% due 1/1/2038	1,475,000	1,469,702
	5.00% due 1/1/2036	1,000,000	1,008,422
	Salt Verde Financial Corp. (Gas Supply Acquisition; Guaranty: Citigroup, Inc.), 5.25% due 12/1/2028	770,000	802,720
	Yavapai County (Waste Management, Inc.) IDA AMT, 1.30% due 6/1/2027	750,000	735,999
	Arkansas — 0.2%
	City of Osceola AMT, 4.875% due 4/1/2040	1,000,000	1,013,010
	County of Pulaski (Arkansas Children’s Hospital), 5.00% due 3/1/2042	500,000	532,396
	Fayetteville Public Facilities Board (Butterfield Trail Village, Inc.), 5.25% due 12/1/2046	865,000	899,123
	California — 5.1%
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 8/15/2036	500,000	503,653
[a]	California (Providence St. Joseph Health Obligated Group) HFFA, Series B, 5.00% due 10/1/2039 (put 10/1/2027)	1,000,000	1,025,274
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	4,510,000	4,773,569
	California Infrastructure & Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	955,000	956,263
	California Municipal Finance Authority (Community Facilities District No. 2023-5 Area No. 2), 5.00% due 9/1/2045	665,000	688,994
	California Municipal Finance Authority (Maison’s Sierra Phase 2 LP) (FNMA), Series A, 4.45% due 11/1/2043	1,825,000	1,838,642
	California Municipal Finance Authority (North Fair Oaks Apartments LP) (FNMA), Series A, 5.05% due 4/1/2044	1,255,000	1,355,193
[a]	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 3.45% due 12/1/2044 (put 12/1/2026)	2,750,000	2,751,845
	California Municipal Finance Authority (Witmer Manor Community Partners LP) (FNMA, HUD), Series A, 4.875% due 11/1/2043	2,400,000	2,509,102
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 2.875% due 7/1/2043 (put 8/17/2026)	1,500,000	1,498,464
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	2,000,000	2,022,006

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[b]	California School Finance Authority, Series A, 5.00% due 10/1/2042	$1,000,000	$1,031,963
[b]	California School Finance Authority (Magnolia Public Schools Obligated Group), Series A, 5.00% due 7/1/2046	1,000,000	1,017,956
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	8,000,000	8,546,136
	City of Long Beach Airport System Revenue (AG) AMT, Series C, 5.00% due 6/1/2042	750,000	796,357
	City of Los Angeles Department of Airports (Green Bond) AMT, Series A, 5.25% due 5/15/2045	4,000,000	4,331,344
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2034	1,750,000	1,751,781
	Series C, 5.00% due 5/15/2033 - 5/15/2045	3,470,000	3,702,002
	City of San Jose (Kooser Apartments LP) (FNMA), Series A-1, 5.00% due 9/1/2044	4,475,000	4,743,522
	City of San Mateo (City of San Mateo Community Facilities District No. 2008-1) (BAM), 5.25% due 9/1/2040	5,000,000	5,519,065
	Franklin-McKinley School District (NPFG) GO, 5.25% due 8/1/2027	1,000,000	1,030,772
	Fresno (Educational Facilities & Improvements) (NPFG) USD GO, Series A, 6.00% due 8/1/2026	15,000	15,045
	Lammersville Joint (Community Facilities Dist No. 2024-1) USD, 5.00% due 9/1/2045	1,000,000	1,026,211
	M-S-R Energy Authority (Guaranty: Citigroup, Inc.), Series B, 6.125% due 11/1/2029	1,645,000	1,742,034
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series A, 5.00% due 5/1/2044 - 5/1/2047	7,445,000	7,583,704
	Series E, 5.00% due 5/1/2040	1,190,000	1,225,267
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	1,695,000	1,882,721
	Colorado — 2.8%
	Adams County School District No. 1 (BAM) COP, 5.00% due 12/1/2045	500,000	537,552
	City & County of Denver (4340 South Monaco LLC) (FNMA), Series A, 4.70% due 10/1/2042	3,150,000	3,294,141
	City & County of Denver Airport System Revenue AMT,
	Series A,
	4.00% due 12/1/2037	1,000,000	1,000,140
	5.00% due 12/1/2037 - 11/15/2041	4,160,000	4,338,869
	5.25% due 12/1/2043	1,905,000	1,958,603
	Colorado (CommonSpirit Health Obligated Group) HFA,
	5.00% due 11/1/2041	1,500,000	1,591,606
	Series A-2, 5.00% due 8/1/2038 - 8/1/2044	10,090,000	10,306,673
	Colorado (Frasier Meadows Manor, Inc. Obligated Group) HFA, Series A, 5.00% due 5/15/2039 - 5/15/2040	765,000	803,752
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2044	3,600,000	3,698,082
	Colorado Educational & Cultural Facilities Authority (Addenbrooke Classical Academy, Inc.) (BAM, State Aid Withholding), Series A, 5.00% due 6/1/2045	600,000	634,453
	Colorado Housing & Finance Authority, Series F-1 Class I, 5.00% due 10/1/2045	1,000,000	1,053,967
	Colorado Housing & Finance Authority (FHLMC, FNMA, GNMA) (Green Bond) AMT,
	Series D, 4.55% due 5/1/2040	750,000	759,455
	Series E Class I, 5.10% due 5/1/2040	1,500,000	1,571,175
	Denver City & County Housing Authority (Three Towers Rehabilitation) (AG) AMT, 5.20% due 11/1/2027	535,000	535,608
	STC Metropolitan District No. 2 (AG) GO,
	Series A-1,
	5.00% due 12/1/2034 - 12/1/2035	2,000,000	2,161,273
	5.25% due 12/1/2045	1,060,000	1,130,634
	Connecticut — 1.5%
	City of New Haven (BAM) GO, 5.25% due 8/1/2043	1,900,000	2,069,322
[c]	Connecticut State Health & Educational Facilities Authority (Odd Fellows Home of Connecticut, Inc. Obligated Group), Series A, 5.875% due 12/15/2046	1,500,000	1,508,821
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2033 - 4/15/2035	12,415,000	12,866,511
	Series E, 5.00% due 9/15/2033	2,650,000	2,789,666
	State of Connecticut Special Tax Revenue, Series A, 5.00% due 7/1/2046	500,000	540,731
	Delaware — 0.4%
	Delaware State (ACTS Retirement-Life Communities, Inc. Obligated Group) EDA, Series B, 5.00% due 11/15/2038	480,000	500,215
	Delaware State (Christiana Care Health System Obligated Group) HFA, Series A, 5.00% due 10/1/2045	2,500,000	2,589,068
	Delaware State Housing Authority (FHLMC, FNMA, GNMA), Series A, 4.75% due 7/1/2046	2,330,000	2,372,874
	District of Columbia — 0.2%
	District of Columbia Housing Finance Agency (BCP II LLC) (FNMA) (Green Bond), Series A, 4.875% due 9/1/2045	1,000,000	1,052,644
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 5.00% due 10/1/2043	1,500,000	1,525,158
	Florida — 3.8%
	Central Florida Expressway Authority, 5.00% due 7/1/2040	1,125,000	1,166,199
	City of Lakeland (Electric Power System Smart Grid Project), 5.25% due 10/1/2036	2,770,000	3,177,398
	City of Lakeland (Electric Power System Smart Grid Project) (AG), 5.25% due 10/1/2027	1,680,000	1,736,562
	County of Broward Port Facilities Revenue AMT,
	5.00% due 9/1/2037	800,000	848,474

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.25% due 9/1/2045	$1,250,000	$1,336,064
	County of Miami-Dade, Series A, 5.00% due 4/1/2043	500,000	535,516
	County of Miami-Dade Aviation Revenue AMT,
	Series A, 5.00% due 10/1/2038	370,000	379,319
	Series B, 5.00% due 10/1/2040	2,500,000	2,523,740
	County of Miami-Dade Transit System, 4.00% due 7/1/2035 - 7/1/2038	1,350,000	1,370,521
	Florida Development Finance Corp. (Florida Health Sciences Center, Inc. Obligated Group), Series A, 5.00% due 8/1/2046	2,150,000	2,279,494
[a]	Florida Housing Finance Corp. (Southward Village Phase 2 LP), Series T, 3.20% due 12/1/2044 (put 12/1/2028)	1,000,000	999,904
[b]	Florida Local Government Finance Commission (BridgePrep Academy, Inc. Series 2025 Obligated Group), Series A, 6.00% due 6/15/2045	2,000,000	2,104,026
	Greater Orlando Aviation Authority (United Airlines, Inc.) AMT, 5.50% due 11/1/2036	1,525,000	1,642,750
	Greater Orlando Aviation Authority AMT, Series A, 5.00% due 10/1/2042	4,225,000	4,262,539
	Hillsborough County Aviation Authority, Series F, 5.00% due 10/1/2036	2,000,000	2,074,604
	Hillsborough County Aviation Authority AMT, Series E, 5.00% due 10/1/2043	1,500,000	1,533,036
	Miami-Dade County (Mater Academy, Inc.) IDA, 5.00% due 6/15/2046	770,000	783,459
	Miami-Dade County (Nicklaus Children’s Hospital) HFA, 5.00% due 8/1/2037	500,000	508,263
	Miami-Dade County Housing Finance Authority (FNMA), 4.95% due 11/1/2041	5,000,000	5,377,100
	Miami-Dade County Housing Finance Authority (RGC Phase I LLC) (FNMA, HUD), Series A, 4.88% due 3/1/2046	2,300,000	2,347,523
	Miami-Dade County Housing Finance Authority (Sunrise Commons Preservation Ltd.) (FNMA), 4.60% due 2/1/2042	2,000,000	2,048,684
	Orange County (Presbyterian Retirement Communities Inc Obligated Group) HFA, 5.00% due 8/1/2040	1,750,000	1,752,037
	Palm Beach County (Jupiter Medical Center Obligated Group) HFA,
	5.00% due 11/1/2043 - 11/1/2044	2,325,000	2,420,183
	5.25% due 11/1/2042	790,000	847,715
	Series A, 5.00% due 11/1/2040 - 11/1/2041	715,000	744,641
	Palm Beach County (Lifespace Communities, Inc. Obligated Group) HFA, Series B, 5.125% due 5/15/2046	500,000	508,099
	Palm Beach County Housing Finance Authority (Lake Worth Towers Preservation LP) (FNMA), 4.85% due 6/1/2041	1,313,767	1,361,400
	Southeast Overtown Park West Community Redevelopment Agency (AG), Series A, 5.25% due 3/1/2042	1,500,000	1,665,933
	Georgia — 4.7%
	Atlanta Urban Residential Finance Authority (Auburn Square LLC) (FNMA), Series A, 4.75% due 8/1/2044	2,500,000	2,649,460
	City of Atlanta (Airport Passenger Facility) AMT, Series D, 4.00% due 7/1/2036	2,000,000	2,012,364
	Georgia Housing & Finance Authority (FNMA,GNMA), Series G, 4.625% due 12/1/2045	4,000,000	4,064,436
	Housing Authority of Douglas County (FNMA), Series A, 5.10% due 2/1/2044	1,000,000	1,113,668
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.),
[a]	Series B, 5.00% due 12/1/2055 (put 12/1/2035)	5,000,000	5,308,950
[a]	Series C, 5.00% due 12/1/2054 (put 12/1/2031)	2,000,000	2,109,784
[a]	Series D, 5.00% due 5/1/2054 (put 12/1/2030)	5,000,000	5,241,305
[a]	Series E, 5.00% due 5/1/2055 (put 12/1/2032)	3,435,000	3,649,502
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2034 - 5/15/2043	15,210,000	16,029,953
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
	Series B,
[a]	5.00% due 7/1/2053 (put 3/1/2030)	2,000,000	2,109,116
[a]	5.00% due 12/1/2054 (put 3/1/2032)	4,850,000	5,203,007
[a]	Series E-1, 5.00% due 12/1/2053 (put 6/1/2031)	8,000,000	8,522,280
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2034	2,295,000	2,403,308
	Guam — 0.1%
	Guam Power Authority, Series A, 5.00% due 10/1/2044	1,025,000	1,058,111
	Hawaii — 0.2%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2043	2,500,000	2,541,370
	Illinois — 11.1%
	Chicago Board of Education Dedicated Capital Improvement Tax, 5.50% due 4/1/2042 - 4/1/2043	2,375,000	2,546,379
	Chicago Midway International Airport AMT, Series C, 5.00% due 1/1/2036 - 1/1/2039	4,470,000	4,840,312
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2035	4,400,000	4,437,541
	Chicago O’Hare International Airport AMT,
	Series A, 5.00% due 1/1/2038	2,000,000	2,055,876
	Series C,
	5.00% due 1/1/2034 - 1/1/2044	3,390,000	3,652,985
	5.25% due 1/1/2044 - 1/1/2045	2,750,000	2,970,988
	Series D, 5.00% due 1/1/2035	1,500,000	1,510,900
	Chicago Transit Authority Sales Tax Receipts Fund (AG), Series A, 5.00% due 12/1/2045	1,000,000	1,032,999
	City of Chicago (Chicago O’Hare International Airport) AMT, Series A, 5.00% due 1/1/2042	1,000,000	1,046,065
	City of Chicago (FNMA), Series A, 4.875% due 6/1/2043	2,175,000	2,313,361
	City of Chicago (Water System) (AG), Series 2017-2, 5.00% due 11/1/2036	4,500,000	4,583,281
	City of Chicago (Water System) (BHAC, AMBAC), 5.75% due 11/1/2030	805,000	859,152
	City of Chicago GO,
	Series A,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	5.00% due 1/1/2039	$1,000,000	$1,004,573
	5.625% due 1/1/2031	1,585,000	1,596,916
	6.00% due 1/1/2038	7,500,000	7,548,765
	City of Chicago Waterworks Revenue, Series A, 5.00% due 11/1/2044	1,000,000	1,070,832
	City of Chicago Waterworks Revenue (AG), Series 2017-2, 5.00% due 11/1/2038	1,000,000	1,014,343
	City of Sterling (BAM) GO, 5.00% due 11/1/2043 - 11/1/2045	1,250,000	1,348,649
	Cook County School District No. 145 (BAM) GO, Series B, 5.00% due 12/1/2042 - 12/1/2045	1,475,000	1,565,825
	County of Cook Sales Tax Revenue,
	5.00% due 11/15/2038	435,000	443,472
	Series A, 5.00% due 11/15/2036 - 11/15/2038	3,160,000	3,350,713
	DuPage County High School District No. 87 Glenbard GO, 5.25% due 1/1/2046	1,100,000	1,197,757
	Illinois (FHLMC, FNMA, GNMA) (Green Bond) HDA, Series K, 5.25% due 10/1/2043	2,000,000	2,112,096
[a]	Illinois (Waste Management, Inc.; Guaranty: Waste Management Holdings) DFA AMT, 3.45% due 11/1/2044 (put 11/2/2026)	500,000	501,022
	Illinois Finance Authority (Ascension Health Credit Group),
	Series C,
	4.00% due 2/15/2033	235,000	236,327
	4.00% due 2/15/2033 (pre-refunded 2/15/2027)	565,000	571,038
	5.00% due 2/15/2041	920,000	923,673
	5.00% due 2/15/2041 (pre-refunded 2/15/2027)	625,000	635,507
	Illinois Finance Authority (Carle Foundation Obligated Group), Series A, 5.00% due 8/15/2034	1,700,000	1,832,515
	Illinois Finance Authority (Moorings of Arlington Heights LLC Obligated Group), Series A, 5.125% due 11/1/2046	1,000,000	1,012,536
	Illinois Finance Authority (Presbyterian Homes Obligated Group), Series A, 5.00% due 11/1/2041 - 5/1/2042	2,860,000	3,065,436
	Illinois HDA (FNMA), Series A, 4.80% due 2/1/2046	1,500,000	1,531,433
	Illinois State Toll Highway Authority, Series A, 5.00% due 1/1/2046	2,000,000	2,145,690
	Illinois State University (AG) COP, 5.00% due 4/1/2044	700,000	747,740
	Moultrie Shelby & Coles Counties Community Unit School District No. 300 (BAM) GO, 5.00% due 12/1/2042	1,500,000	1,544,157
	Northeastern Illinois University (BAM) COP, 5.00% due 7/1/2042	1,050,000	1,098,359
	Rock Island County School District No. 41 Milan (AG) GO, Series A, 5.00% due 1/1/2044	415,000	440,442
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029 - 1/1/2044	5,080,000	5,272,909
	Sales Tax Securitization Corp. (BAM), Series A, 5.00% due 1/1/2038	3,075,000	3,143,935
	Sales Tax Securitization Corp. (Green Bond), Series A, 5.00% due 1/1/2044	1,865,000	1,916,687
	Sangamon County School District No. 186 Springfield (BAM) GO, 5.00% due 6/1/2041 - 6/1/2043	4,500,000	4,882,067
	Southern Illinois University (BAM),
	Series A,
	4.00% due 4/1/2035	600,000	610,906
	5.00% due 4/1/2037 - 4/1/2042	2,040,000	2,176,771
	State of Illinois GO,
	5.00% due 2/1/2038	1,000,000	1,090,409
	5.50% due 5/1/2039	1,500,000	1,596,768
	Series A,
	5.00% due 12/1/2034 - 3/1/2046	13,310,000	13,926,657
	5.25% due 3/1/2038	300,000	322,910
	Series B,
	4.00% due 11/1/2039	2,455,000	2,389,491
	5.25% due 5/1/2043	3,500,000	3,721,287
	Series C,
	4.00% due 10/1/2041	1,690,000	1,625,178
	5.25% due 4/1/2046	3,900,000	4,162,002
	5.50% due 10/1/2040	1,000,000	1,096,308
	Series D, 5.00% due 11/1/2027 - 11/1/2028	4,250,000	4,375,974
	Series E, 5.00% due 9/1/2045	3,500,000	3,652,750
	State of Illinois Sales Tax Revenue,
	Series B, 5.00% due 6/15/2030 - 6/15/2032	12,165,000	12,654,977
	Series C, 5.00% due 6/15/2041	600,000	650,818
	Will County School District No. 114 Manhattan (BAM) GO,
	5.25% due 1/1/2040 - 1/1/2041	1,000,000	1,089,705
	5.50% due 1/1/2043	2,000,000	2,202,336
	Indiana — 3.3%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series B, 5.00% due 10/1/2037	1,000,000	1,003,526
[a]	City of Mount Vernon (Southern Indiana Gas & Electric Co.) AMT, 4.25% due 9/1/2055 (put 9/1/2028)	2,000,000	2,054,328
	City of Whiting (BP Products North America, Inc.; Guaranty: BP plc) AMT,
[a]	4.40% due 11/1/2045 (put 6/10/2031)	1,000,000	1,037,408
[a]	Series A, 4.00% due 12/1/2044 (put 6/10/2033)	2,000,000	2,021,386
	Indiana Finance Authority (Ascension Health Credit Group), Series A-1, 5.00% due 11/15/2043	450,000	491,877
	Indiana Finance Authority (CWA Authority, Inc.), Series A, 5.00% due 10/1/2035	500,000	552,989

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Indiana Finance Authority (Indiana Masonic Home, Inc. Obligated Group),
	Series B,
	5.00% due 5/1/2040	$1,150,000	$1,202,318
	5.25% due 5/1/2045	1,255,000	1,306,572
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series D-5, 5.00% due 10/1/2054 (put 10/1/2037)	2,000,000	2,218,710
	Indiana Finance Authority (Marian University, Inc.), 5.00% due 9/15/2046	940,000	948,643
	Indiana Finance Authority (Ohio Valley Electric Corp.), Series A, 4.25% due 11/1/2030	8,000,000	8,248,232
[a]	Indiana Finance Authority (Republic Services, Inc.) AMT, Series A, 2.90% due 5/1/2028 (put 9/1/2026)	2,000,000	2,000,150
	Indiana Finance Authority (Retirement Living, Inc. Obligated Group), Series A, 5.125% due 3/1/2045	3,210,000	3,360,453
	Indiana Finance Authority (Southern Indiana Gas & Electric Co.) AMT,
[a]	Series A, 4.00% due 3/1/2038 (put 8/1/2028)	1,500,000	1,521,466
[a]	Series B, 4.00% due 5/1/2043 (put 8/1/2028)	2,500,000	2,547,095
	Indiana Housing & Community Development Authority (FHLMC, FNMA, GNMA) (Green Bond),
	4.85% due 7/1/2046	4,000,000	4,066,764
	Series B-1, 4.90% due 7/1/2045	2,000,000	2,076,716
	IPS Multi-School Building Corp. (Indianapolis Board of School Commissioners) (State Intercept) (Green Bond),
	5.00% due 7/15/2044	800,000	855,029
	5.50% due 7/15/2042	1,000,000	1,102,250
	Noblesville Redevelopment Authority, 5.50% due 7/15/2041	1,000,000	1,100,426
	Silver Creek School Building Corp. (State Intercept), 5.25% due 1/15/2042	2,000,000	2,167,710
	Iowa — 2.3%
	City of Bondurant, Series B, 5.00% due 6/1/2044	1,000,000	1,064,809
	County of Polk AMT GO, Series A, 5.00% due 6/1/2043	2,000,000	2,114,702
[b]	Iowa Finance Authority (Des Moines Christian Schools), Series A, 5.25% due 7/1/2046	1,380,000	1,403,236
	Iowa Finance Authority (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.85% due 7/1/2045	3,500,000	3,633,623
[a]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (pre-refunded 12/1/2032)	3,000,000	3,414,081
	Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group), Series A, 5.00% due 5/15/2044	3,805,000	3,898,862
	Iowa Finance Authority (Pella Regional Health Center Obligated Group), 5.50% due 12/1/2045	1,000,000	1,078,577
	Iowa Finance Authority (Union at Bluffs Run LP) (FNMA), Series 2024-20FN Class PT, 4.65% due 7/1/2043	2,000,000	2,043,890
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,105,078
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049	3,350,000	3,358,174
	PEFA, Inc. (Guaranty: Massachusetts Mutual Life), Series A, 5.00% due 4/1/2035	3,000,000	3,209,277
	Kentucky — 2.9%
[b]	City of Henderson (Guaranty: Pratt Industries, Inc.) AMT, Series B, 4.45% due 1/1/2042	1,000,000	971,357
[a]	County of Trimble (Louisville Gas & Electric Co.) AMT, Series A, 4.70% due 6/1/2054 (put 6/1/2027)	1,250,000	1,250,955
	Kentucky (Baptist Healthcare System Obligated Group) EDFA, Series B, 5.00% due 8/15/2041	5,000,000	5,067,165
	Kentucky Public Energy Authority (Guaranty: BP plc), Series C, 5.00% due 5/1/2036	6,500,000	6,854,035
	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group),
	Series A-1,
[a]	4.00% due 8/1/2052 (put 8/1/2030)	1,220,000	1,231,222
[a]	5.25% due 4/1/2054 (put 2/1/2032)	14,750,000	15,746,274
	Kentucky State Property & Building Commission,
	Series A,
	4.00% due 11/1/2035	1,000,000	1,015,917
	5.25% due 6/1/2039	3,000,000	3,295,761
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group), Series A, 4.00% due 10/1/2036	1,800,000	1,782,000
	Louisiana — 0.7%
	Capital Area Finance Authority (GNMA), Series A, 4.60% due 10/1/2046	1,000,000	1,009,671
[b]	Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy), 6.00% due 6/15/2045	3,000,000	3,153,099
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group),
	5.00% due 5/15/2036	1,000,000	1,009,487
	Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,024,061
	West Baton Rouge Parish School Board (AG), 5.25% due 3/1/2045	1,885,000	2,090,450
	Maine — 0.0%
	Maine Health & Higher Educational Facilities Authority (AG), Series A, 5.00% due 7/1/2041	350,000	381,701
	Maryland — 0.8%
	Maryland Community Development Administration (6301 Central Avenue LLC) (FNMA) (Green Bond), Series C-1, 5.05% due 2/1/2046	5,000,000	5,394,800
	Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) (AG), 5.00% due 7/1/2045	1,000,000	1,069,112
	Maryland State Transportation Authority Passenger Facility Charge Revenue AMT, 4.00% due 6/1/2035	1,225,000	1,235,247
	State of Maryland Department of Transportation (Maryland Aviation Administration) AMT, Series B, 5.00% due 8/1/2036	2,000,000	2,132,152
	Massachusetts — 0.6%
[b]	Massachusetts (GingerCare Living, Inc. Obligated Group) DFA, Series B-1, 5.25% due 12/1/2030	3,900,000	3,900,495
	Massachusetts Port Authority AMT, Series B, 5.00% due 7/1/2043	2,000,000	2,000,668
	Massachusetts Port Authority AMT, Series C, 5.00% due 7/1/2044	2,000,000	2,049,874

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Michigan — 0.9%
	Detroit City School District (School Building & Site Improvement) (AG, Q-SBLF) GO, Series A, 5.25% due 5/1/2027	$1,100,000	$1,123,379
	Grand Rapids Economic Development Corp. (Michigan Christian Home Obligated Group), Series A, 5.75% due 11/1/2045	1,800,000	1,804,498
[b]	Kalamazoo Economic Development Corp., Series B-2, 4.25% due 8/15/2031	500,000	500,600
[b]	Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo Obligated Group), Series A, 6.00% due 8/15/2046	1,000,000	1,064,258
	Michigan Finance Authority (BHSH System Obligated Group), Series A, 4.00% due 4/15/2042	1,000,000	994,251
	Michigan Finance Authority (Henry Ford Health System Obligated Group), 4.00% due 11/15/2035	450,000	449,098
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), Series 2016MI, 5.00% due 12/1/2045	1,045,000	1,046,293
	Michigan State (Green Bond) HDA , Series A, 4.85% due 12/1/2045	1,500,000	1,536,079
	Michigan State HDA, Series A, 4.90% due 12/1/2046	1,250,000	1,275,756
	Wayne County Airport Authority (AG) AMT, Series B, 5.50% due 12/1/2043	675,000	745,009
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport) AMT, Series B, 5.50% due 12/1/2043	500,000	559,675
	Minnesota — 0.5%
	City of Coon Rapids (Mississippi View Housing Partners LP) (FNMA), Series M, 5.60% due 12/1/2039	1,482,228	1,661,952
	Minneapolis-St Paul Metropolitan Airports Commission AMT, Series B, 5.00% due 1/1/2043	1,280,000	1,368,630
	Minnesota Agricultural & Economic Development Board (Fairview Health Services Obligated Group), Series A, 5.00% due 11/15/2044	2,000,000	2,135,136
	Minnesota Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series F, 4.85% due 7/1/2045	1,485,000	1,520,098
	Missouri — 0.5%
	Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group),
	4.00% due 11/15/2039	1,500,000	1,502,388
[a]	Series C, 5.00% due 4/1/2059 (put 4/1/2035)	1,000,000	1,121,126
	Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group), Series A, 5.25% due 2/1/2044	680,000	714,721
	Missouri Housing Development Commission (FHLMC, FNMA, GNMA), Series C, 4.85% due 11/1/2045	1,995,000	2,084,021
	St. Charles County (Fox Hill Preservation LP) (FNMA, HUD) (Green Bond) IDA, 4.65% due 4/1/2043	496,910	514,254
	Montana — 0.2%
	Montana Board of Housing, Series B, 4.80% due 12/1/2043	1,980,000	2,091,575
	Nebraska — 0.7%
[a]	Central Plains Energy Project (Guaranty: Bank of Montreal), Series A, 5.00% due 5/1/2054 (put 11/1/2029)	2,000,000	2,096,824
	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series 1, 5.00% due 5/1/2053 (put 10/1/2029)	500,000	521,867
	Series A, 5.00% due 9/1/2031	1,000,000	1,053,677
	Nebraska Investment Finance Authority (FHLMC, FNMA, GNMA) (Green Bond),
	Series C, 5.05% due 9/1/2045	2,000,000	2,095,938
	Series D, 4.70% due 9/1/2046	3,000,000	3,034,623
	Nevada — 0.2%
	City of Las Vegas Special Improvement District No. 814 (Summerlin Village 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	980,000	899,739
[a]	County of Washoe (Sierra Pacific Power Co.) AMT, Series F, 4.125% due 3/1/2036 (put 10/1/2029)	1,500,000	1,530,972
	New Jersey — 3.6%
	New Jersey (New Jersey Transit Corp.) EDA,
	Series A, 5.25% due 11/1/2042	4,000,000	4,366,460
	Series B, 5.00% due 6/15/2043	2,000,000	2,054,758
	New Jersey (School Facilities Construction) (AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,013,743
	New Jersey (School Facilities Construction) (NPFG) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,757,960
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series EEE, 5.00% due 6/15/2043	2,180,000	2,244,927
	New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,815,000	2,819,869
	New Jersey Higher Education Student Assistance Authority AMT,
	Series A, 5.00% due 12/1/2032	1,500,000	1,618,219
	Series B, 5.00% due 12/1/2032	750,000	809,095
	New Jersey Housing & Mortgage Finance Agency (Green Bond), Series M, 5.05% due 10/1/2045	1,960,000	2,019,968
[a]	New Jersey Housing & Mortgage Finance Agency (Rowan Preservation LLC) (HUD), Series D-2, 3.10% due 7/1/2029 (put 7/1/2028)	1,000,000	1,001,603
	New Jersey Transportation Trust Fund Authority,
	Series A, 5.00% due 12/15/2035	5,000,000	5,206,495
	Series AA,
	5.00% due 6/15/2035 - 6/15/2040	1,800,000	1,924,207
	5.25% due 6/15/2043	3,100,000	3,219,334
	Series BB1, 5.00% due 6/15/2034	2,000,000	2,090,908
	New Jersey Transportation Trust Fund Authority (State of New Jersey),
	Series A,
	4.00% due 12/15/2039	3,000,000	2,996,145
	5.00% due 12/15/2032	300,000	313,898
	Series BB, 5.00% due 6/15/2044	1,000,000	1,030,723
	Series CC, 5.00% due 6/15/2040	2,000,000	2,165,662
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series CC, 5.00% due 6/15/2042	3,750,000	4,037,554
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2039	1,500,000	1,566,594

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	New Mexico — 1.1%
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2035	$500,000	$535,031
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 3.875% due 6/1/2040 (put 6/1/2029)	2,265,000	2,312,959
	City of Rio Rancho (GRT), 5.00% due 6/1/2043 - 6/1/2044	3,350,000	3,615,773
	City of Santa Fe (El Castillo Retirement Residences Obligated Group), 4.50% due 5/15/2027	345,000	345,213
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2032 - 7/1/2033	935,000	943,029
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2044	2,250,000	2,295,907
	New Mexico Institute of Mining & Technology (Campus Buildings Acquisition & Improvements) (AG), 4.00% due 12/1/2035 - 12/1/2036	1,210,000	1,230,248
	New Mexico Mortgage Finance Authority, Series A, 4.60% due 9/1/2046	1,575,000	1,594,623
	New Mexico Mortgage Finance Authority (FHLMC, FNMA, GNMA), Series C Class I, 4.95% due 9/1/2045	990,000	1,016,170
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.00% due 9/1/2040	825,000	816,785
	New York — 5.0%
[b]	Build NYC Resource Corp. (RiverSpring Health Senior Living, Inc. Obligated Group), Series B3, 5.25% due 12/15/2031	4,000,000	3,997,100
	Build NYC Resource Corp. (South Bronx Classical Charter School V), Series A, 5.00% due 6/15/2046	600,000	613,034
	City of Long Beach (BAM) GO, Series B, 5.25% due 7/15/2042	1,000,000	1,062,920
	City of New York (City Budget Financial Management) GO, Series J, 5.00% due 8/1/2030	5,000	5,009
	City of New York GO,
	Series D-1,
	5.00% due 12/1/2044	2,000,000	2,049,092
	5.25% due 5/1/2040 - 5/1/2041	2,500,000	2,716,316
	5.50% due 5/1/2045	1,720,000	1,864,829
	Series G, 5.25% due 2/1/2047	1,000,000	1,093,977
	Series G-1, 5.00% due 2/1/2042 - 2/1/2044	2,475,000	2,719,270
	Dutchess County Local Development Corp. (Tompkins Terrace Housing LP) (FNMA) (Green Bond), 5.00% due 10/1/2040	3,083,077	3,354,298
	Metropolitan Transportation Authority, Series D, 5.00% due 11/15/2030 - 11/15/2035	8,295,000	8,389,843
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2035	825,000	837,559
	New York City Housing Development Corp. (Green Bond), Series G-1, 4.70% due 11/1/2046	1,000,000	1,007,726
	New York City Housing Development Corp. (HUD) (Green Bond), Series B-1, 5.05% due 11/1/2043	4,250,000	4,433,812
	New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue), Series A, 5.00% due 5/1/2045	2,000,000	2,171,390
	New York City Transitional Finance Authority Building Aid Revenue (State Aid Withholding), Series S-1A, 4.00% due 7/15/2036	2,000,000	2,065,476
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	Series A, 5.00% due 11/1/2036	1,230,000	1,316,344
	Series A-1, 5.00% due 8/1/2038 - 8/1/2045	1,900,000	2,001,731
	Series E-1, 5.00% due 2/1/2040	2,000,000	2,018,060
	New York City Transitional Finance Authority Future Tax Secured Revenue (Green Bond), Series I, 5.00% due 11/1/2047	1,550,000	1,660,610
	New York State Dormitory (Roswell Park Cancer Institute Corp. Obligated Group) (AG), Series A-1, 5.25% due 7/1/2044 - 7/1/2045	920,000	1,011,605
	New York State Dormitory Authority (AG, State Aid Withholding), Series A, 5.00% due 10/1/2038 - 10/1/2039	1,250,000	1,364,918
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A,
	4.00% due 2/15/2034	1,490,000	1,493,078
	5.00% due 3/15/2047	2,655,000	2,854,651
	New York State Thruway Authority (State of New York Personal Income Tax Revenue),
	5.00% due 3/15/2041	1,500,000	1,632,423
	Series A, 5.00% due 3/15/2046	750,000	796,132
	New York State Urban Development Corp. (State of New York Personal Income Tax Revenue), Series A, 5.00% due 3/15/2041 - 3/15/2042	4,300,000	4,559,830
[d]	New York Transportation Development Corp. (LaGuardia Gateway Partners LLC) AMT, Series A-P3, 5.00% due 7/1/2046	1,000,000	1,000,483
	Port Authority of New York & New Jersey AMT,
	5.00% due 4/15/2037	1,500,000	1,517,025
	Series 207, 5.00% due 9/15/2030	1,400,000	1,444,611
	State of New York Mortgage Agency (SONYMA) (Green Bond) AMT, Series 253, 4.70% due 10/1/2038	910,000	936,219
	Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	272,141
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029	250,000	255,345
	North Carolina — 1.3%
	Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System), Series A, 5.00% due 1/15/2028	2,190,000	2,193,408
	Gastonia Housing Authority (FNMA), Series 2026-03FN Class PT, 4.60% due 11/1/2044	1,500,000	1,582,349
	Greater Asheville Regional Airport Authority (AG) AMT, 5.25% due 7/1/2042 - 7/1/2043	1,435,000	1,541,203
	Inlivian (FNMA), Series A, 5.05% due 2/1/2043	1,625,000	1,733,573
	Nash Health Care Systems, 5.00% due 2/1/2045	875,000	921,053
	North Carolina Medical Care Commission (Chapel Hill Residential Center, Inc. Obligated Group),
	5.00% due 12/1/2042	1,290,000	1,384,077
	5.25% due 12/1/2043 - 12/1/2045	2,570,000	2,780,203
	North Carolina Medical Care Commission (Maryfield, Inc. Obligated Group),
	5.00% due 10/1/2036	245,000	261,159
	5.375% due 10/1/2045	810,000	840,056

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	North Carolina Medical Care Commission (Penick Village Obligated Group), Series A, 5.50% due 9/1/2044	$1,380,000	$1,425,341
	North Carolina Medical Care Commission (Plantation Village Obligated Group), Series A, 4.00% due 1/1/2041	1,020,000	969,655
	North Carolina Medical Care Commission (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 5.125% due 10/1/2045	530,000	561,929
	North Dakota — 0.7%
	North Dakota Housing Finance Agency (Green Bond),
	Series A,
	4.70% due 7/1/2040	1,500,000	1,565,052
	4.94% due 7/1/2045	7,500,000	7,846,875
	Ohio — 1.2%
	City of Cleveland GO, 5.00% due 12/1/2026	15,000	15,028
	Cleveland State University (BAM), Series C, 5.00% due 6/1/2041	2,830,000	3,104,538
	Columbus Regional Airport Authority AMT, Series A, 5.25% due 1/1/2045	1,750,000	1,886,034
	Columbus-Franklin County Finance Authority (FNMA), Series A, 5.125% due 1/1/2044	1,000,000	1,080,241
	Columbus-Franklin County Finance Authority (Meadow Creek Apartments LP) (FNMA), 4.82% due 11/1/2043	1,850,000	1,929,611
	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 8/1/2042	1,400,000	1,421,785
	County of Hamilton (Life Enriching Communities Obligated Group), 5.25% due 1/1/2035 - 1/1/2045	1,200,000	1,279,381
	Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group), 5.25% due 1/1/2037	840,000	894,378
	Ohio Housing Finance Agency (FHLMC, FNMA, GNMA) (Green Bond), Series B, 4.80% due 9/1/2043	800,000	811,690
	Ohio Housing Finance Agency (Yorktown Preservation LLC) (FNMA, HUD), 4.55% due 4/1/2041	2,085,000	2,157,770
	West Central Ohio Port Authority (Global Impact STEM Academy), Series A, 5.00% due 12/1/2045	1,235,000	1,255,378
	Oklahoma — 0.5%
	Clinton Public Works Authority, 5.00% due 10/1/2039	3,335,000	3,535,897
	Love County Educational Facilities Authority (Love County ISD No. 4 Thackerville), 4.75% due 9/1/2037	1,135,000	1,172,456
	McIntosh County Educational Facilities Authority (District No. 1 Eufaula) ISD, 5.00% due 9/1/2039 - 9/1/2041	1,200,000	1,258,939
	Oregon — 0.0%
	Salem Hospital Facility Authority (Capital Manor, Inc. Obligated Group), 4.00% due 5/15/2040	500,000	480,335
	Pennsylvania — 5.7%
	Allegheny County Airport Authority (AG) AMT, Series A, 5.25% due 1/1/2044 - 1/1/2045	3,825,000	4,192,426
	Chester County Health & Education Facilities Authority (Tel Hai Retirement Community Obligated Group), 5.125% due 6/1/2046	3,360,000	3,513,629
	City of Philadelphia (Pennsylvania Gas Works), Series 14, 5.00% due 10/1/2034	500,000	501,952
	City of Philadelphia (Philadelphia Gas Works), Series 15, 5.00% due 8/1/2042	2,000,000	2,030,442
	City of Philadelphia Airport Revenue (AG) AMT, 4.00% due 7/1/2041	2,000,000	1,953,916
	City of Philadelphia Airport Revenue AMT,
	5.00% due 7/1/2036	1,610,000	1,720,031
	Series B,
	5.00% due 7/1/2033 - 7/1/2042	9,150,000	9,253,798
	5.25% due 7/1/2045	855,000	928,362
	Series C, 5.00% due 7/1/2032	1,380,000	1,472,936
	City of Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,373,985
	City of Philadelphia Water & Wastewater Revenue, Series A, 5.00% due 11/1/2045	1,050,000	1,106,214
	Geisinger Authority (Kaiser Obligated Group),
	Series A-1, 5.00% due 2/15/2045	2,000,000	2,012,200
	Series A-2, 5.00% due 2/15/2039	1,100,000	1,108,961
	Maxatawny Township Municipal Authority (Lutheran Senior Services East Obligated Group), Series A, 5.00% due 1/1/2040	1,000,000	1,051,613
	Montgomery County (ACTS Retirement-Life Communities, Inc. Obligated Group) IDA, Series C, 5.00% due 11/15/2045	2,000,000	2,029,810
[a]	Montgomery County (Constellation Energy Generation LLC) IDA AMT, Series C, 4.45% due 10/1/2034 (put 4/3/2028)	1,000,000	1,022,679
	Pennsylvania (Pennsylvania Department of Transportation) EDFA AMT, 5.50% due 6/30/2043	6,000,000	6,379,872
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA,
	Series B-2,
	5.00% due 7/1/2042	1,250,000	1,301,302
	5.25% due 7/1/2046	1,600,000	1,656,802
[a]	Pennsylvania (Republic Services, Inc.) EDFA AMT, Series B-2, 3.25% due 4/1/2049 (put 7/15/2026)	1,000,000	999,261
	Pennsylvania (UPMC Obligated Group) EDFA,
	Series A,
	4.00% due 10/15/2037	1,000,000	1,007,157
	5.00% due 2/15/2036 - 12/15/2047	3,000,000	3,191,760
	Series B, 5.00% due 5/15/2039	1,000,000	1,082,458
	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP) (FNMA, HUD) (Green Bond), Series A, 5.55% due 11/1/2042	1,093,721	1,247,177
	Pennsylvania Housing Finance Agency (Green Bond),
	Series 148A, 3.95% due 10/1/2036	990,000	997,346
	Series 149A, 4.75% due 10/1/2040	1,580,000	1,647,938
[c]	Series 153A, 4.75% due 10/1/2046	1,000,000	1,008,629
	Pennsylvania Housing Finance Agency (Green Bond) AMT, 5.00% due 4/1/2027	1,500,000	1,520,877
	Pennsylvania State Public School Building Authority (Philadelphia School District) (AG, State Aid Withholding), Series B, 5.00% due 6/1/2027	5,000,000	5,115,740

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Pennsylvania Turnpike Commission, Series 2, 5.00% due 12/1/2036	$1,150,000	$1,175,892
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2034 - 4/1/2036	3,525,000	3,568,963
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2044 - 9/1/2047	2,050,000	2,149,291
	State Public School Building Authority (School District of Philadelphia) (AG, State Aid Withholding), Series A, 5.00% due 6/1/2032	3,500,000	3,530,733
	Rhode Island — 0.3%
	Rhode Island Housing & Mortgage Finance Corp. (FNMA), Series A, 4.80% due 6/1/2043	2,480,000	2,620,172
	Rhode Island Housing & Mortgage Finance Corp. (GNMA) (Green Bond), Series 81-A, 5.25% due 10/1/2043	880,000	933,574
	South Carolina — 2.2%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series B-1, 5.25% due 2/1/2054 (put 3/1/2031)	6,000,000	6,433,284
[a]	Patriots Energy Group Financing Agency (Guaranty: Sumitomo Mitsui Banking Corp.), Series A1, 5.25% due 10/1/2054 (put 8/1/2031)	9,500,000	10,168,125
	South Carolina Jobs (Bishop Gadsden Episcopal Retirement Community Obligated Group) EDA, 5.125% due 4/1/2046	2,500,000	2,593,603
	South Carolina Jobs (International Paper Co.) EDA AMT, Series A, 3.95% due 4/1/2033	2,000,000	1,994,404
	South Carolina Jobs (Rolling Green Village) EDA, Series A, 5.50% due 12/1/2045	500,000	502,000
	South Carolina Jobs (Wesley Commons Obligated Group) EDA, Series A, 5.50% due 10/1/2045	735,000	740,072
	South Carolina Jobs-EDA (McLeod Health Obligated Group), 5.00% due 11/1/2043	2,300,000	2,342,702
	South Carolina State Housing Finance & Development Authority (FHLMC, FNMA, GNMA), Series B, 4.875% due 7/1/2045	1,980,000	2,061,210
	South Carolina State Housing Finance & Development Authority (Hallmark Settlement Manor LP) (FNMA), Series A, 4.80% due 5/1/2043	1,000,000	1,060,807
	South Dakota — 0.4%
	County of Lincoln (Augustana University Association),
	5.00% due 8/1/2041	480,000	492,700
	5.25% due 8/1/2040	750,000	790,728
	South Dakota (FHLMC, FNMA, GNMA) HDA , Series C, 5.00% due 11/1/2045	3,000,000	3,118,965
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2046	775,000	822,653
	Tennessee — 3.1%
	Health & Educational Facilities Board of The Metropolitan Government of Nashville, Series 2024-11FN Class PT, 4.80% due 7/1/2043	3,000,000	3,128,894
	Knox County Health Educational & Housing Facility Board (Provident Group - UTK Properties LLC) (BAM), Series A-1, 5.00% due 7/1/2044	425,000	449,321
	Knox County Health Educational & Housing Facility Board (Village at Inskip LP) (FNMA), Series A, 4.625% due 12/1/2043	1,500,000	1,550,109
	Memphis-Shelby County Airport Authority AMT,
	5.00% due 7/1/2043	1,000,000	1,015,447
	Series A, 5.00% due 7/1/2045	1,025,000	1,058,490
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (FNMA), Series A, 5.10% due 7/1/2044	1,625,000	1,771,535
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (HV Land Co. LP), 3.35% due 6/1/2044 (put 12/1/2026)	3,900,000	3,901,014
	Metropolitan Nashville Airport Authority AMT, Series B, 5.00% due 7/1/2046	1,000,000	1,049,194
	Shelby County Health Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare) (AG), Series A, 5.00% due 6/1/2035	1,500,000	1,664,580
	Shelby County Health Educational & Housing Facility Board (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,008,664
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	2,000,000	2,020,048
	Tennessee (FHLMC, FNMA, GNMA) (Green Bond) HDA,
	Series 1A, 4.90% due 7/1/2045	1,000,000	1,045,988
	Series 3A, 5.20% due 7/1/2043	1,975,000	2,104,685
	Tennessee Energy Acquisition Corp. (Guaranty: Goldman Sachs Group, Inc.),
[a]	Series A, 5.00% due 5/1/2052 (put 11/1/2031)	11,785,000	12,460,905
[a]	Series A-1, 5.00% due 5/1/2053 (put 5/1/2028)	5,000,000	5,133,770
	Texas — 8.2%
	Agua Dulce (PSF-GTD) ISD GO, 5.00% due 8/15/2045	650,000	695,607
	Athens (PSF-GTD) ISD GO, 5.00% due 2/15/2046	2,000,000	2,148,866
	City of Austin Airport System Revenue AMT, 5.00% due 11/15/2038 - 11/15/2044	5,940,000	6,328,557
	City of Dallas Housing Finance Corp., Series 2025-04FN Class PT, 4.625% due 10/1/2043	2,000,000	2,085,042
	City of Dallas Housing Finance Corp. (FNMA), Series A, 5.00% due 3/1/2044	1,000,000	1,090,200
	City of Houston Airport System Revenue (United Airlines, Inc.) AMT, Series B, 5.50% due 7/15/2038 - 7/15/2039	2,000,000	2,117,835
	City of Houston Airport System Revenue AMT,
	Series A,
	5.00% due 7/1/2033 - 7/1/2036	2,750,000	2,868,232
	5.50% due 7/1/2045	1,000,000	1,109,923
	City of Kyle (CTFS Obligation) (AG) GO, 5.00% due 8/15/2045	500,000	534,432
	City of Port Arthur (CTFS Obligation) (BAM) GO, 5.00% due 2/15/2044	445,000	476,613
	City of San Antonio (Public Facilities Corp.), 5.00% due 9/15/2040	2,000,000	2,171,264
	City of San Antonio Electric & Gas Systems Revenue, Series A, 5.00% due 2/1/2046	3,500,000	3,629,931
	Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2038	900,000	976,672
	County of Bexar GO, 4.00% due 6/15/2036	1,000,000	1,000,464
	Gainesville (PSF-GTD) ISD GO, 5.25% due 2/15/2046	800,000	880,098
	Grand Parkway Transportation Corp., Series A, 5.00% due 10/1/2043	1,875,000	1,918,828
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), Series A, 5.00% due 3/1/2034	1,185,000	1,286,031
	Harris County Hospital District GO, 5.00% due 2/15/2046	2,500,000	2,671,688

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Liberty Hill (PSF-GTD) GO, 5.00% due 2/1/2045 - 2/1/2047	$1,980,000	$2,119,348
	Lower Colorado River Authority (LCRA Transmission Services Corp.),
	5.00% due 5/15/2039 - 5/15/2046	4,130,000	4,231,092
	Series A,
	5.00% due 5/15/2039	500,000	526,517
	5.25% due 5/15/2042	1,410,000	1,531,725
	Matagorda County Navigation District No. 1 (AEP Texas, Inc.) AMT, 4.25% due 5/1/2030	2,000,000	2,058,834
	Memorial City Redevelopment Authority (Houston Reinvestment Zone No. 17) (AG), 5.00% due 9/1/2045	1,200,000	1,281,860
[a]	Mission Economic Development Corp. (Republic Services, Inc.) AMT, 4.00% due 6/1/2054 (put 6/1/2034)	1,545,000	1,564,365
[a]	Mission Economic Development Corp. (Waste Management, Inc.) AMT, Series B, 2.85% due 7/1/2040 (put 9/1/2026)	1,000,000	1,000,074
	New Hope Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Obligated Group), 5.25% due 1/1/2040	1,000,000	1,043,223
	New Hope Cultural Education Facilities Finance Corp. (Westminster Manor Obligated Group), 5.00% due 11/1/2040	2,000,000	2,157,778
	Newark Higher Education Finance Corp. (Hughen Center, Inc.) (PSF-GTD), Series A, 5.00% due 8/15/2042	600,000	636,644
	North Texas Tollway Authority (North Texas Tollway System), Series A, 4.125% due 1/1/2040	1,500,000	1,525,166
	Northwest (PSF-GTD) ISD GO, 5.00% due 2/15/2042	1,730,000	1,872,076
	San Marcos Consolidated (PSF-GTD) ISD GO, 5.00% due 8/15/2042	1,250,000	1,356,048
	Sheldon (PSF-GTD) ISD GO, 5.00% due 2/15/2047	2,185,000	2,309,462
	Somerville (PSF-GTD) ISD GO, 5.25% due 2/15/2042	1,635,000	1,832,678
	Springtown (PSF-GTD) ISD GO, 5.00% due 2/15/2046	1,500,000	1,613,415
	Tarrant County Cultural Education Facilities Finance Corp. (Christus Health Obligated Group),
[a]	Series A, 5.00% due 7/1/2053 (put 7/1/2032)	2,000,000	2,164,326
	Series B, 5.00% due 7/1/2033 - 7/1/2036	4,185,000	4,340,947
	Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center Obligated Group), 5.00% due 12/1/2045	1,150,000	1,226,938
	Tarrant County Cultural Education Facilities Finance Corp. (Cumberland Rest, Inc. Obligated Group), 5.00% due 10/1/2034 - 10/1/2044	3,680,000	3,962,439
	Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), 5.00% due 10/1/2040	3,520,000	3,765,580
	Texas Department of Housing & Community Affairs (GNMA), Series A, 4.125% due 9/1/2038	1,060,000	1,057,846
[a]	Texas Municipal Gas Acquisition & Supply Corp. IV (Guaranty: BP plc), Series B, 5.50% due 1/1/2054 (put 1/1/2034)	6,000,000	6,530,454
	Texas Municipal Gas Acquisition & Supply Corp. V (Guaranty: Citigroup, Inc.), 5.00% due 4/1/2036	8,500,000	8,968,256
	Texas Municipal Gas Acquisition & Supply Corp. VI (Guaranty: Bank of America Corp.), 5.00% due 1/1/2036	5,065,000	5,359,509
	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) AMT, 5.50% due 6/30/2043	1,150,000	1,202,918
	Texas Public Finance Authority (Texas Southern University) (BAM), 5.25% due 5/1/2040	500,000	547,487
	Texas State Technical College (AG), Series A, 5.50% due 8/1/2042	2,000,000	2,223,580
	Waco Educational Finance Corp. (Baylor University Issue), 4.00% due 3/1/2041	850,000	851,672
	Utah — 1.4%
	City of Salt Lake City Airport Revenue AMT,
	Series A,
	5.00% due 7/1/2030 - 7/1/2042	6,975,000	7,102,767
	5.25% due 7/1/2040 - 7/1/2045	6,530,000	7,105,247
	Resort Core Public Infrastructure District No. 1 GO, Series A-1, 5.375% due 3/1/2046	1,500,000	1,515,305
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	500,000	515,908
	Utah Housing Corp. (FNMA), Series A, 4.69% due 2/1/2045	1,000,000	1,028,006
	Utah Telecommunication Open Infrastructure Agency, 5.50% due 6/1/2040	500,000	556,134
	Virginia — 1.1%
	Virginia HDA,
	Series F, 5.00% due 7/1/2045	3,000,000	3,139,923
	Series F-1, 4.95% due 7/1/2045	500,000	522,566
	Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series A, 5.00% due 10/1/2041 - 10/1/2042	1,010,000	1,077,684
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2029	850,000	892,355
[a]	Wise County (Virginia Electric & Power Co.) IDA, Series A, 3.80% due 11/1/2040 (put 5/28/2027)	8,790,000	8,876,731
	Washington — 1.3%
	Clark County Public Utility District No. 1, 5.00% due 1/1/2040 - 1/1/2041	1,000,000	1,076,074
	Port of Seattle AMT, 5.00% due 4/1/2036	1,000,000	1,038,893
	State of Washington GO,
	Series 2021A, 5.00% due 6/1/2040	2,225,000	2,354,284
	Series B, 5.00% due 6/1/2041	1,000,000	1,026,372
	Washington State Housing Finance Commission, Series 1N, 5.00% due 12/1/2045	2,000,000	2,103,056
	Washington State Housing Finance Commission (Camas Flats Oak Harbor 1 LLLP) (FNMA), Series A, 4.55% due 8/1/2043	1,000,000	1,027,052
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series A, 5.00% due 7/1/2043	3,000,000	3,114,660
[b]	Washington State Housing Finance Commission (Josephine Caring Community Obligated Group), Series A, 6.25% due 7/1/2046	4,000,000	4,066,352
[b]	Washington State Housing Finance Commission (Seattle Academy of Arts & Sciences), 5.875% due 7/1/2043	1,000,000	1,074,971
	West Virginia — 0.2%
	County of Ohio Special District Excise Tax Revenue (Fort Henry Economic Opportunity Development District Excise Tax Revenue) (AG), Series A, 5.25% due 6/1/2045	1,000,000	1,094,022
	Morgantown Utility Board, Inc. (AG), Series A, 5.00% due 12/1/2041	2,000,000	2,005,802

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Wisconsin — 3.0%
	Public Finance Authority (National Senior Communities Obligated Group), 4.00% due 1/1/2028 - 1/1/2042	$5,235,000	$5,326,895
[b]	Public Finance Authority (North Hills Christian School, Inc.), Series A, 5.875% due 7/1/2046	805,000	815,997
[b]	Public Finance Authority (Penick Village Obligated Group), 5.00% due 9/1/2039	770,000	778,373
[b]	Public Finance Authority (SLAM Academy of Nevada Obligated Group), Series A, 5.00% due 7/15/2046	840,000	832,965
	Public Finance Authority (Texas Biomedical Research Institute), Series A, 4.00% due 6/1/2040 - 6/1/2041	525,000	473,283
	Public Finance Authority (WakeMed Obligated Group), Series A, 5.00% due 10/1/2044	6,900,000	7,042,775
	Racine (AG) USD GO,
	5.00% due 4/1/2039	1,640,000	1,751,525
	5.00% due 4/1/2039 - 4/1/2042 (pre-refunded 4/1/2031)	695,000	771,987
	Wisconsin (FNMA) EDA, Series B, 4.65% due 8/1/2045	2,000,000	2,018,169
	Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group),
	Series A,
	4.50% due 11/15/2039	500,000	500,169
	5.00% due 11/15/2036	2,380,000	2,382,140
	Wisconsin Health & Educational Facilities Authority (Fort Healthcare, Inc. Obligated Group), Series A, 5.00% due 10/1/2038	715,000	770,370
	Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services Obligated Group) (AG), Series A, 5.25% due 8/15/2045	4,850,000	5,313,485
	Wisconsin Housing & EDA Home Ownership Revenue (FHLMC, FNMA, GNMA) (Green Bond), Series C, 4.50% due 9/1/2044	9,190,000	9,301,125
	Total Long-Term Municipal Bonds — 93.4% (Cost $1,156,465,638)		1,196,561,532
	SHORT-TERM INVESTMENTS — 5.0%
	Municipal Bonds — 5.0%
	Arizona — 0.4%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 2.90% due 1/1/2046 (put 7/1/2026)	5,000,000	5,000,000
	Colorado — 0.2%
[a]	Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.; LOC Bank of America NA), 2.90% due 2/1/2038 (put 7/1/2026)	550,000	550,000
[a]	Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.; LOC TD Bank NA), Series B-5, 2.90% due 1/1/2039 (put 7/1/2026)	1,500,000	1,500,000
	Florida — 0.8%
[a]	City of Gainesville Utilities System Revenue (SPA Truist Bank), Series B, 2.90% due 10/1/2042 (put 7/1/2026)	2,100,000	2,100,000
[a]	Hillsborough County (BayCare Obligated Group; LOC TD Bank NA) IDA, Series D, 3.03% due 11/15/2042 (put 7/1/2026)	8,500,000	8,500,000
	Michigan — 0.0%
[a]	Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group; LOC PNC Bank NA), Series C, 3.00% due 7/1/2041 (put 7/1/2026)	600,000	600,000
	Mississippi — 1.4%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series A, 3.00% due 12/1/2030 - 11/1/2035 (put 7/1/2026)	14,880,000	14,880,000
[a]	Series C, 3.00% due 12/1/2030 (put 7/1/2026)	725,000	725,000
[a]	Series G, 3.00% due 11/1/2035 (put 7/1/2026)	1,420,000	1,420,000
[a]	Series I, 3.00% due 11/1/2035 (put 7/1/2026)	700,000	700,000
	New York — 0.7%
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA),
[a]	Series A-4, 2.90% due 8/1/2039 (put 7/1/2026)	3,370,000	3,370,000
[a]	Series C-4, 2.90% due 11/1/2036 (put 7/1/2026)	500,000	500,000
[a]	Series E-4, 2.90% due 2/1/2045 (put 7/1/2026)	4,960,000	4,960,000
	Texas — 1.5%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 3.00% due 4/1/2040 (put 7/1/2026)	19,225,000	19,225,000
	Total Municipal Bonds — 5.0% (Cost $64,030,000)		64,030,000
	Mutual Fund — 0.0%
[e]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.59%	157,073	157,073
	Total Mutual Fund — 0.0% (Cost $157,073)		157,073
	Total Short-Term Investments — 5.0% (Cost $64,187,073)		64,187,073
	Total Investments — 98.4% (Cost $1,220,652,711)		$1,260,748,605
	Other Assets Less Liabilities — 1.6%		20,987,093
	Net Assets — 100.0%		$1,281,735,698

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$28,965,009, representing 2.26% of the Fund’s net assets.

c	When-issued security.
d	Segregated as collateral for a when-issued security.
e	Rate represents the money market fund annualized seven-day yield on June 30, 2026.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
IDA	Industrial Development Authority/Agency
ISD	Independent School District
LOC	Letter of Credit
NPFG	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SONYMA	State of New York Mortgage Agency
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.